Schedule of goodwill impairment testing (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	R$ 2,058,874
Recoverable amount	59,959,683
Book value	12,589,828
Northeastern petrochemical complex member
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	475,780
Recoverable amount	18,906,760
Book value	2,977,586
Discount rate	17,604,424
Perpetuity	18,124,544
Southern petrochemical complex member
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	1,390,741
Recoverable amount	32,032,400
Book value	6,674,673
Discount rate	29,062,222
Perpetuity	30,003,729
Vinyls unity member
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill	192,353
Recoverable amount	9,020,523
Book value	2,937,569
Discount rate	8,251,301
Perpetuity	R$ 8,595,310